GOODWILL (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of goodwill [Abstract]
Disclosure of detailed information about goodwill
The carrying amount of goodwill acquired through business combinations has been allocated to a group of CGUs that combine to form a single operating segment, ATS Corporation, as follows:

As at	Note	2026	2025
Balance, at April 1		$1,394,576	$1,228,600
Acquisition of subsidiaries (i)	5	2,745	85,458
Exchange and other adjustments (ii)		1,932	80,518
Balance, at March 31		$1,399,253	$1,394,576